Share Capital	12 Months Ended
Jun. 30, 2019
Share capital, reserves and other equity interest [Abstract]
Share Capital

Share Capital

(a)	Authorized

The authorized share capital of the Company is comprised of the following:

(i)	Unlimited number of common voting shares without par value.
Each Common Share carries the right to attend and vote at all general meetings of shareholders. Holders of Common Shares are entitled to receive on a pro rata basis such dividends, if any, as and when declared by the Board at its discretion from funds legally available for the payment of dividends. Upon the liquidation, dissolution or winding up of the Company these holders are entitled to receive, on a pro rata basis, the net assets of the Company after payment of debts and other liabilities, in each case subject to the rights, privileges, restrictions and conditions attaching to any other series or class of shares ranking senior in priority to or on a pro rata basis with the holders of Common Shares with respect to dividends or liquidation. The Common Shares do not carry any pre-emptive, subscription, redemption or conversion rights, nor do they contain any sinking or purchase fund provisions.

(ii)	Unlimited number of Class “A” Shares each with a par value of $1.00.
Class A shares may be issued from time to time in one or more series, and the directors may fix from time to time, before such issue, the number of Class A shares of each series and the designation, rights and restrictions attached thereto including any voting rights, dividend rights, redemption, purchase or conversion rights, sinking fund or other provisions. The Class A shares rank in priority over Common Shares and any other shares ranking by their terms junior to the Class A shares as to dividends and return of capital upon liquidation, dissolution or winding up of the Company or any other return of capital or distribution of the assets of the Company. As at June 30, 2019, no Class “A” Shares were issued and outstanding.

(iii)	Unlimited number of Class “B” Shares each with a par value of $5.00.
Class B shares may be issued from time to time in one or more series, and the directors may fix from time to time, before such issue, the number of Class B shares of each series and the designation, rights and privileges attached thereto including any voting rights, dividend rights, redemption, purchase or conversion rights, sinking fund or other provisions. The Class B shares rank in priority over Common Shares and any other shares ranking by their terms junior to the Class B shares as to dividends and return of capital upon liquidation, dissolution or winding up of the Company or any other return of capital or distribution of the assets of the Company. As at June 30, 2019, no Class “B” Shares were issued and outstanding.

(b)	Issued and outstanding

At June 30, 2019, 1,017,438,744 common shares (June 30, 2018 – 568,113,131) were issued and fully paid.

(i)	Shares for business combinations, asset acquisitions and strategic investments

The Company issued the following shares for business combinations, asset acquisitions and investment in associates:

	Note	Number of shares issued	Share capital
		#	$
Year ended June 30, 2019
Acquisition of MedReleaf	10(a)(i)	370,120,238	2,568,634
Acquisition of Anandia	10(a)(ii)	12,716,482	78,588
Acquisition of Agropro and Borela	10(a)(iii)	440,858	3,641
Acquisition of ICC Labs	10(a)(iv)	31,904,668	255,237
Acquisition of Whistler	10(a)(v)	13,667,933	132,852
Acquisition of immaterial acquisitions	10(a)(vi)	268,508	2,101
Acquisition of intangible asset	12	1,366,371	9,841
Investment in EnWave	4(m)	840,576	10,000
		431,325,634	3,060,894

Year ended June 30, 2018
Acquisition of BCNL and UCI		89,107	248
Acquisition of CanniMed		72,746,846	798,784
Acquisition of H2		4,789,273	15,283
Investment in Capcium		1,144,481	10,770
		78,769,707	825,085

(ii)	Shares for equity financing

During the year ended June 30, 2018, the Company completed a private placement and issued 25,000,000 units at $3.00 per unit. Each unit consisted of one common share and one warrant exercisable at a price of $4.00 per share for a period of three years. An aggregate of 1,333,980 compensation warrants were issued to the underwriters. The compensation warrants are exercisable into one common share at an exercise price of $3.00 per share and expire on November 2, 2020. The fair value of the compensation warrants at the date of grant was estimated at $1.71 per warrant based on the following weighted average assumptions: Stock price volatility - 85.49%; Risk-free interest rate - 1.40%; Dividend yield - 0.00%; and Expected life - 3 years.

During the year ended June 30, 2018, the Company recorded share-based payments of $2.3 million for 1,333,980 compensation warrants with a fair value of $1.71 per compensation warrant issued related to the private placement financing. The 25,000,000 warrants attached to the financing units had a fair value of $1.52 per unit warrant and was determined using the Binomial Tree model with the following assumptions: risk-free interest rate of 1.88%; dividend yield of 0%; stock price volatility of 85.49%; and an expected life of 3 years.

(c)	Share Purchase Warrants

Each whole warrant entitles the holder to purchase one common share of the Company. A summary of warrants outstanding is as follows:

	Warrants	Weighted average exercise price
	#	$
Balance, June 30, 2017	22,987,750	2.32
Issued	27,355,709	3.91
Exercised	(43,200,881)	3.08
Balance, June 30, 2018	7,142,578	3.81
Issued	18,895,520	9.23
Exercised	(2,252,224)	5.30
Balance, June 30, 2019	23,785,874	7.98

The following table summarizes the warrants that remain outstanding as at June 30, 2019:

Exercise Price ($)	Expiry Date	Warrants (#)
3.00 - 6.94	November 22, 2019 to November 2, 2020	7,884,406
9.37 - 9.65	January 31, 2020 - August 9, 2023	15,901,468
		23,785,874

(d)	Compensation Options

Each compensation option entitles the holder to purchase one common share and one-half of one share purchase warrant of the Company. Each whole warrant is exercisable into one additional common share of the Company for a period of two years. A summary of the status of the compensation options outstanding is as follows:

	Note	Compensation options	Weighted average exercise price
		#	$
Balance, June 30, 2017		1,865,249	2.25
Exercised		(1,865,249)	2.25
Balance, June 30, 2018		—	—
Issued	10(a)(iv)	3,609	4.63
Exercised		(3,609)	4.63
Balance, June 30, 2019		—	—